Financial and capital risk management	12 Months Ended
Dec. 31, 2020
Financial and capital risk management
Financial and capital risk management

19. Financial and capital risk management

The Company is exposed to several financial and capital risk factors that may impact the its performance and equity position. The evaluation of the exposure to financial and capital risks is performed periodically to support the decision making process regarding the risk management strategy.

The Company's policy aims at establishing a capital structure that will ensure the continuity of our business in the long term. Within this perspective, the Company has been able to deliver value to stockholders through dividend payments and capital gain, and at the same time maintain a debt profile suitable for its activities, with an amortization well distributed over the years, thus avoiding a concentration in one specific period.

The Board of Directors establishes and supervises the management of financial risks with the support of a Financial Committee. The Financial Committee ensures that Company's financial activities are governed by appropriate policies and procedures and that financial risks are identified, measured and managed in accordance with the Company's policies and objectives.

The Company has developed its strategy through an integrated view of the risks to which it is exposed, considering not only the risk generated by the variables traded in the financial market (market risk) and the liquidity risk, but also the risk arising from obligations assumed by third parties to the Company (credit risk), among others.

The Company uses derivative financial instruments to protect its exposure to these market risks arising from operating, financing and investment activities. The portfolios composed of these financial instruments are monitored on a monthly basis, allowing the monitoring of financial results and their impact on cash flow.  Currently, the Company applies hedge accounting to its net investment in foreign operation and nickel and palladium revenue programs.

The Company does not have any derivatives increasing financial leverage beyond the nominal amount of its contracts. The Company contracts derivatives solely to mitigate market risks.

Risks	Origin of the exhibition	Management
Market Risk-Exchange Rate	Contracts for the sale of ore and financial instruments that are not denominated in US$	Swap and forward operations
Market risk-Interest rate	Loans and financing indexed to LIBOR	Swap operations
Market risk-Product and input prices	Volatility of commodity and input prices	Option contracts
Credit Risk	Receivables, derivative transactions, guarantees, advances to suppliers and financial investments	Portfolio diversification and policies for monitoring counterparty solvency and liquidity indicators
Liquidity risk	Contractual or assumed obligations	Availability of revolving credit lines

a)	Method and techniques of valuation of derivatives

The risk of the derivatives portfolio is measured using the delta-Normal parametric approach and considers that the future distribution of the risk factors and its correlations tends to present the same statistic properties verified in the historical data. The value at risk estimate considers a 95% confidence level for a one-business daytime horizon.

The derivative financial instruments were evaluated using the curves and market prices that impact each instrument on the calculation dates. For the pricing of options the Company generally uses the Black & Scholes model. In this model, the fair value of the derivative is obtained basically as a function of the volatility and price of the underlying asset, the exercise price of the option, the risk-free interest rate and the term to maturity of the option. In the case of options where the result is a function of the average price of the underlying asset in a certain period of the option's life, called Asian, the Company uses the Turnbull & Wakeman model. In this model, in addition to the factors that influence the option price in the Black & Scholes model, the average price formation period is considered.

In the case of swaps, both the present value of the active and the passive tip are estimated by discounting their cash flows by the interest rates in the corresponding currencies. The fair value is obtained by the difference between the present value of the active tip and the passive tip of the swap in the reference currency. In the case of swaps linked to Brazilian long-term interest rate ("TJLP"), the fair value calculation considers the constant TJLP, i.e., projections of future cash flows in reais are made considering the last TJLP disclosed.

Forward and future contracts are priced using the future curves of the respective underlying assets. These curves are usually obtained from the exchanges where these assets are traded, such as the London Metals Exchange ("LME"), the Commodities Exchange ("COMEX") or other market price providers. When there is no price for the desired maturity, the Company uses interpolations between the available maturities.

a.i)	Libor discontinuation

In July 2017, the UK Financial Conduct Authority ("FCA"), which regulates the London Interbank Offered Rate ("LIBOR"), announced the effective discontinuation of that rate from the end of 2021, as banks will no longer be required to contribute rate quotations. The Company is currently evaluating the potential impact of the eventual replacement of the LIBOR interest rate.

a.ii)	Effects of derivatives on the balance sheet

	Assets
	December 31, 2020		December 31, 2019
	Current	Non-current	Current	Non-current
Foreign exchange and interest rate risk
CDI & TJLP vs. US$ fixed and floating rate swap	—	—	13	—
IPCA swap	7	38	82	117
Eurobonds swap	—	3	—	—
Pre-dollar swap	—	9	21	8
Forward transactions	—	—	1	—
	7	50	117	125

Commodities price risk
Base metals products	30	—	151	9
Gasoil, Brent and freight	97	—	20	—
	127	—	171	9
Others	—	16	—	50
	—	16	—	50
Total	134	66	288	184

	Liabilities
	December 31, 2020		December 31, 2019
	Current	Non-current	Current	Non-current
Foreign exchange and interest rate risk
CDI & TJLP vs. US$ fixed and floating rate swap	111	525	48	80
IPCA swap	72	100	13	37
Eurobonds swap	4	—	6	29
Pre-dollar swap	62	58	8	37
Libor swap	1	6	—	—
Forward transactions	1	—	—	—
	251	689	75	183
Commodities price risk
Base metals products	46	—	4	4
Gasoil, Brent and freight	13	—	8	—
	59	—	12	4
Others	18	—	7	120
	18	—	7	120
Total	328	689	94	307

a.iii)	Net exposure

	December 31, 2020	December 31, 2019
Foreign exchange and interest rate risk
CDI & TJLP vs. US$ fixed and floating rate swap	(636)	(115)
IPCA swap	(127)	149
Eurobonds swap	(1)	(35)
Pre-dollar swap	(111)	(16)
Libor swap	(7)	—
Forward transactions	(1)	1
	(883)	(16)
Commodities price risk
Base metals products	(16)	152
Gasoil, Brent and freight	84	12
	68	164

Others	(2)	(77)
	(2)	(77)
Total	(817)	71

a.iv)	Effects of derivatives on the income statement

	Gain (loss) recognized in the income statement
	Year ended December 31,
	2020	2019	2018
Foreign exchange and interest rate risk
CDI & TJLP vs. US$ fixed and floating rate swap	(746)	(39)	(206)
IPCA swap	(262)	118	(23)
Eurobonds swap	28	(39)	(27)
Pre-dollar swap	(160)	2	(23)
Libor swap	(7)	—	—
	(1,147)	42	(279)
Commodities price risk
Base metals products	10	58	(25)
Gasoil, Brent and freight	(134)	42	6
	(124)	100	(19)

Others	61	102	32
	61	102	32
Total	(1,210)	244	(266)

a.v)	Effects of derivatives on the cash flows

	Financial settlement inflows (outflows)
	Year ended December 31,
	2020	2019	2018
Foreign exchange and interest rate risk
CDI & TJLP vs. US$ fixed and floating rate swap	(141)	(381)	(135)
IPCA swap	—	(28)	7
Eurobonds swap	(6)	(5)	(3)
Pre-dollar swap	(49)	8	10
	(196)	(406)	(121)
Commodities price risk
Base metals products	8	48	8
Gasoil, Brent and freight	(206)	2	49
	(198)	50	57
	68	21	(3)
Others

Derivatives designated as cash flow hedge accounting
Nickel	292	11	—
	292	11	—
Total	(34)	(324)	(67)

a.vi)	Hedge accounting

	Gain(loss) recognized in the other comprehensive income
	Year ended December 31,
	2020	2019	2018
Net investments hedge	(2,786)	(392)	(543)
Cash flow hedge (Nickel and Palladium)	(104)	150	—

Net investment hedge-The Company uses hedge accounting for the foreign exchange risk arising from Vale S.A.'s net investments in Vale International S.A. and Vale Holding BV. With the hedge program, the Company's debt with third parties denominated in dollars and euros serves as a hedge instrument for investments in these subsidiaries. As of December 31, 2020, the amount of debt designated as a hedge instrument for these investments is US$2,168 and EUR750 million. As a result of the hedge program, the impact of the exchange rate variation on the debt denominated in dollars and euros is now partially recorded in other comprehensive results, under "accumulated translation adjustments".

Cash Flow Hedge (Nickel)-In order to reduce the cash flow volatility due to nickel price fluctuations, the Company implemented the Nickel Revenue Hedge Program in 2019. In this program, hedging operations were executed, through option contracts, to protect a portion of the projected volume of sales at floating, highly probable realization prices, guaranteeing prices above the average unit cost of nickel production for the protected volumes.

In April 2020, the option contracts were liquidated in order to increase the Company's cash position as a result of COVID-19 in order to increase the Company's liquidity, temporarily discontinuing the Nickel Revenue Hedge program. The amount that was accumulated in the cash flow hedge reserve up to the settlement date of these option contracts is being recycled to income as the sale of nickel is recognized in the income statement.

In October 2020, the Company executed new hedge operations, continuing the Nickel Revenue Hedge program. The contracts are traded on the London Metal Exchange or over-the-counter market and the hedged item's P&L is offset by the hedged item's P&L due to Nickel price variation.

							Financial
							settlement
							Inflows		Fair value
	Notional (ton)			Average	Fair value		(Outflows)	Value at Risk	by year
	December 31,	December 31,	Bought/	strike	December 31,	December 31,	December 31,	December 31,
Flow	2020	2019	Sold	(US$/ton)	2020	2019	2020	2020	2021

Nickel Revenue Hedging Program (i)
Call options	58,620	75,984	S	17,664	(46)	(12)	—	10	(46)
Put options	58,620	75,984	B	15,000	28	162	292	6	28
Total					(18)	150	292	16	(18)
(i)	With the hedge structure, the company ensures prices between US$15,000/t and US$17,664/t for the program's sales volume.

Cash flow hedge (Palladium)-To reduce the volatility of its future cash flows arising from changes in palladium prices, the Company implemented a Palladium Revenue Hedging Program. Under this program, hedge operations were executed using forwards and option contracts to protect a portion of the highly probable forecast sales at floating prices. A hedge accounting treatment is given to this program. The derivative transactions under the program are negotiated over-the-counter and the financial settlement inflows/outflows are offset by the protected items' losses/gains due to palladium price changes.

							Financial
							settlement		Fair
							Inflows	Value at	value
	Notional (t oz)				Fair value		(Outflows)	Risk	by year
	December 31,	December 31,	Bought /	Average strike	December 31,	December 31,	December 31,	December 31,
Flow	2020	2019	Sold	(US$/t oz)	2020	2019	2020	2020	2021

Palladium Revenue Hedging Program
Palladium Forwards	—	—	S	—	—	—	3	—	—

Call Options	7,200	—	S	2,347	(1)	—	—	—	(1)
Put Options	7,200	—	B	2,050	—	—	—	—	—
Total					(1)	—	—	—	(1)

b)	Market risk - Foreign exchange and interest rates

The Company's cash flow is exposed to the volatility of several currencies against the U.S. dollar. While most of our product prices are indexed to U.S. dollars, most of our costs, disbursements and investments are indexed to currencies other than the U.S. dollar, principally the Brazilian real and the Canadian dollar.

The Company implements hedge transactions to protect its cash flow against the market risks that arises from its debt obligations–mainly currency volatility. The hedges cover most of the debt denominated in Brazilian real and euros. The Company uses swap and forward transactions to convert debt linked to Brazilian real and Euros into U.S. dollar, with volumes, flows and settlement dates similar to those of the debt instruments-or sometimes lower, subject to market liquidity conditions.

Hedging instruments with shorter settlement dates are renegotiated through time so that their final maturity matches-or becomes closer-to the debts` final maturity. At each settlement date, the results of the swap and forward transactions partially offset the impact of the foreign exchange rate in the Company's obligations, contributing to stabilize the cash disbursements in U.S. dollar.

(b.i)	Protection programs for the R$ and EUR denominated debt instruments and other liabilities

To reduce cash flow volatility, swap and forward transactions were implemented to convert into US$ the cash flows from certain liabilities denominated in R$ with interest rates linked mainly to Brazilian Interbank Interest rate ("CDI"), TJLP and consumer price index ("IPCA"). In those swaps, the Company pays fixed or floating rates in US$ and receives payments in R$ linked to the interest rates of the protected liabilities. Swap transactions were implemented to convert into US$ the cash flows from certain debt instruments issued in Euros by the Company, where receives fixed rates in EUR and pays fixed rates in US$. The swap and forward transactions were negotiated over-the-counter and the protected items are the cash flows from debt instruments and other liabilities linked to R$ and EUR.

									Financial
									Settlement
									Inflows
	Notional						Fair value		(Outflows)	Value at Risk	Fair value by year
	December 31,		December 31,			Average	December 31,	December 31,	December 31,	December 31,
Flow	2020		2019		Index	rate	2020	2019	2020	2020	2021	2022	2023+
CDI vs. US$ fixed rate swap							(473)	(38)	(129)	42	(60)	(96)	(317)
Receivable	R$	9,445	R$	2,115	CDI	100.09%
Payable	US$	2.213	US$	558	Fix	2.09%
TJLP vs. US$ fixed rate swap							(163)	(77)	(44)	9	(50)	(42)	(71)
Receivable	R$	1,651	R$	2,111	TJLP +	1.14%
Payable	US$	460	US$	601	Fix	3.05%
R$ fixed rate vs. US$ fixed rate swap							(111)	(18)	(48)	11	(63)	(51)	3
Receivable	R$	2,512	R$	2,173	Fix	5.43%
Payable	US$	621	US$	604	Fix	0.31%
IPCA vs. US$ fixed rate swap							(173)	46	(12)	13	(73)	(8)	(92)
Receivable	R$	2,363	R$	2,826	IPCA +	5.10%
Payable	US$	622	US$	759	Fix	4.02%
IPCA vs. CDI swap							45	104	44	1	7	38	—
Receivable	R$	694	R$	1,634	IPCA +	6.63%
Payable	R$	550	R$	1,350	CDI	98.76%
EUR fixed rate vs. US$ fixed rate swap							(1)	(35)	(6)	5	(4)	(3)	6
Receivable		€500		€500	Fix	3.75%
Payable	US$	613	US$	613	Fix	4.29%
Forward	R$	916	R$	121	B	5.96	(1)	—	—	3	(1)	—	—

b.ii)Protection program for Libor floating interest rate US$ denominated debt

The Company has also exposure to interest rates risks over loans and financings. The US Dollar floating rate debt in the portfolio consists mainly of loans including export pre-payments, commercial banks and multilateral organizations loans. In general, such debt instruments are indexed to the LIBOR in US dollar.

To reduce the cash flow volatility, swap transactions were implemented to convert Libor floating interest rate cash flows from certain debt instruments issued by the Company into fixed interest rate. In those swaps, the Company receives floating rates and pays fixed rates in US$.

								Financial
								Settlement
								Inflows
	Notional					Fair value		(Outflows)	Value at Risk	Fair value by year
	December 31,		December 31,		Average	December 31,	December 31,	December 31,	December 31,
Flow	2020		2019	Index	rate	2020	2019	2020	2020	2021	2022	2023+
Libor vs. US$ fixed rate swap						(7)	—	—	1	(1)	(1)	(4)
Receivable	US$	950	—	Libor	0.13%
Payable	US$	950	—	Fix	0.48%

c)Market risk - Product prices and input costs

The Company is also exposed to market risks associated with the price volatility of commodities and inputs, especially freight and fuel costs. In line with its risk management policy, risk mitigation strategies involving commodities are used to reduce cash flow volatility. These mitigation strategies incorporate derivative instruments, predominantly forward, futures and options.

c.i)	Protection program for product prices and input costs

							Financial
							settlement
							Inflows		Fair value
	Notional				Fair value		(Outflows)	Value at Risk	by year
Flow	December 31, 2020	December 31, 2019	Bought / Sold	Average strike (US$/bbl)	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2020	2021 +

Brent crude oil (bbl)
Call options	13,746,945	7,048,500	B	55	92	11	—	11	92
Put options	13,746,945	7,048,500	S	28	(12)	(3)	(68)	1	(12)

Gasoil (bbl)
Call options	—	7,710,750	C	—	—	7	—	—	—
Put options	—	7,710,750	V	—	—	(3)	(137)	—	—

Forward Freight Agreement (days)
Freight forwards (days)	1,625	1,050	C	11,893	4	—	(2)	1	4

Brent Crude Oil and Gasoil options-In order to reduce the impact of fluctuations in fuel oil prices on the hiring and availability of maritime freight and, consequently, to reduce the Company's cash flow volatility, hedging operations were carried out through options contracts on Brent Crude Oil and Gasoil (10ppm) for different portions of the exposure. The derivative transactions were negotiated over-the-counter and the protected item is part of the costs linked to the price of fuel oil used on ships. The financial settlement inflows/outflows are offset by the protected items' losses/gains.

Freight derivative-To reduce the impact of maritime freight price volatility on the Company's cash flow, freight hedging transactions were implemented, through Forward Freight Agreements (FFAs). The protected item is part of the costs linked to maritime freight spot prices. The financial settlement inflows/outflows of the FFAs are offset by the protected items' losses/gains due to freight price changes. The FFAs are contracts traded over the counter and can be cleared through a Clearing House, in this case subject to margin requirements.

d)Embedded derivatives in contracts

							Financial
							settlement
							Inflows
	Notional				Fair value		(Outflows)	Value at Risk	Fair value
	December 31,	December 31,	Bought/	Average	December 31,	December 31,	December 31,	December 31,
Flow	2020	2019	Sold	strike	2020	2019	2020	2020	2021+

Warrants da Wheaton Precious Metals Corp. (quantity of warranties)
Call options	—	10,000,000	B	—	—	26	25	—	—

Stock options associated with convertible debentures (quantity)
Conversion options	—	140,239	S	8,346	—	(51)	235	—	—

Option related to a Special Purpose Entity “SPE” (quantity)
Call option	137,751,623	137,751,623	B	2.92	18	24	—	2	18

Embedded derivatives in contracts for the sale of part of its shareholding (quantity)
Put option	1,105,070,863	1,105,070,863	S	4.23	(19)	(69)	—	4	(19)

Embedded Derivative in natural gas purchase agreement (volume/month)
Call options	746,667	746,667	S	233	—	(1)	—	—	—
Embedded in raw material purchase contract (ton)
Nickel forwards	1,979	1,497	S	15,831	2	2	—	1	2
Copper forwards	976	1,009	S	7,121	—	—	—	—	—

Wheaton Precious Metals Corp. warrants-The Company owned warrants issued by Wheaton Precious Metals Corp. (WPM), a Canadian company with stocks negotiated on the Toronto Stock Exchange and the New York Stock Exchange. Such warrants have payoff similar to that of an American call option and were received as part of the payment regarding the sale of part of gold payable flows produced as a sub product from Salobo copper mine and some nickel mines in Sudbury. In February 2020, the Company sold all of its warrants of Wheaton (equivalent to 10,000,000 common shares) for US$2.50 per warrant, totaling US$25.

Call options associated to debentures convertible into shares–In this contract, BNDESPar was granted call options on VLI S.A. ("VLI") shares held by Vale of up to 8% of VLI's capital stock. On December 9, 2020, the Company was notified by BNDESPar of the full exercise of the call option for shares issued by VLI. With the exercise of this option, Vale received US$241 for an 8% stake in VLI (note 14).

Option related to a Special Purpose Entity "SPE"-The Company acquired in January 2019 a call option related to shares of certain special purpose entities, which are part of a wind farm located in Bahia, Brazil. This option was acquired in the context of the Company's signing of electric power purchase and sale agreements with an SPE, supplied by this wind farm.

Options to purchase shares of associates-In 2014, the Company sold part of its stake in an associate to an investment fund, of which sales contract establishes, under certain conditions, a minimum return guarantee on the investment whose maturity was extended to December 2021. This is considered an embedded derivative, with payoff equivalent to a put option.

Options on natural gas purchase-The Company has also a natural gas purchase agreement in which there´s a clause that defines that a premium can be charged if the Company's pellet sales prices trade above a pre-defined level. This clause is considered an embedded derivative.

Nickel and copper raw materials-The Company has some nickel concentrate and raw materials purchase agreements in which there are provisions based on nickel and copper future prices behavior. These provisions are considered as embedded derivatives.

e)	Sensitivity analysis of derivative financial instruments

The following tables present the potential value of the instruments given hypothetical stress scenarios for the main market risk factors that impact the derivatives positions. The scenarios were defined as follows:

•	Probable: the probable scenario was defined as the fair value of the derivative instruments as at December 31, 2020
•	Scenario I: fair value estimated considering a 25% deterioration in the associated risk variables
•	Scenario II: fair value estimated considering a 50% deterioration in the associated risk variables

Instrument	Instrument’s main risk events	Probable	Scenario I	Scenario II

CDI vs. US$ fixed rate swap	R$ depreciation	(473)	(1,048)	(1,623)
	US$ interest rate inside Brazil decrease	(473)	(494)	(517)
	Brazilian interest rate increase	(473)	(496)	(522)
Protected item: R$ denominated liabilities	R$ depreciation	n.a.	—	—

TJLP vs. US$ fixed rate swap	R$ depreciation	(163)	(285)	(408)
	US$ interest rate inside Brazil decrease	(163)	(165)	(168)
	Brazilian interest rate increase	(163)	(173)	(182)
	TJLP interest rate decrease	(163)	(172)	(181)
Protected item: R$ denominated debt	R$ depreciation	n.a.	—	—

R$ fixed rate vs. US$ fixed rate swap	R$ depreciation	(111)	(264)	(418)
	US$ interest rate inside Brazil decrease	(111)	(113)	(115)
	Brazilian interest rate increase	(111)	(120)	(129)
Protected item: R$ denominated debt	R$ depreciation	n.a.	—	—

IPCA vs. US$ fixed rate swap	R$ depreciation	(173)	(343)	(512)
	US$ interest rate inside Brazil decrease	(173)	(178)	(183)
	Brazilian interest rate increase	(173)	(189)	(204)
	IPCA index decrease	(173)	(184)	(195)
Protected item: R$ denominated debt	R$ depreciation	n.a.	—	—

IPCA vs. CDI swap	Brazilian interest rate increase	45	43	41
	IPCA index decrease	45	43	40
Protected item: R$ denominated debt linked to IPCA	IPCA index decrease	n.a.	(43)	(40)

EUR fixed rate vs. US$ fixed rate swap	EUR depreciation	(1)	(173)	(346)
	Euribor increase	(1)	(2)	(3)
	US$ Libor decrease	(1)	(2)	(2)
Protected item: EUR denominated debt	EUR depreciation	n.a.	173	346

US$ floating rate vs. US$ fixed rate swap	US$ Libor decrease	(7)	(10)	(13)
Protected item: Libor US$ indexed debt	US$ Libor decrease	n.a.	10	13

NDF BRL/USD	R$ depreciation	(1)	(39)	(77)
	US$ interest rate inside Brazil decrease	(1)	(2)	(3)
	Brazilian interest rate increase	(1)	(7)	(13)
Protected item: R$ denominated liabilities	R$ depreciation	n.a.	—	—

Fuel oil protection
Options	Price input decrease	80	25	(28)
Protected item: Part of costs linked to fuel oil prices	Price input decrease	n.a.	(25)	28

Forward Freight Agreement
Forwards	Freight price decrease	4	(2)	(7)
Protected item: Part of costs linked to maritime freight prices	Freight price decrease	n.a.	2	7

Nickel sales fixed price protection
Forwards	Nickel price decrease	(19)	(19)	(19)
Protected item: Part of nickel revenues with fixed prices	Nickel price decrease	n.a.	19	19

Palladium Revenue Hedging Program
Options	Palladium price increase	(1)	(5)	(9)
Protected item: Part of palladium future revenues	Palladium price increase	n.a.	5	9

Option-SPCs	SPCs stock value decrease	18	10	2

Instrument	Main risks	Probable	Scenario I	Scenario II
Embedded derivatives-Raw material purchase (nickel)	Nickel price increase	2	(5)	(13)
Embedded derivatives-Raw material purchase (copper)	Copper price increase	—	(1)	(3)
Embedded derivatives-Gas purchase	Pellet price increase	—	—	(1)
Embedded derivatives-Guaranteed minimum return	Stock value decrease	(19)	(84)	(270)

f)	Credit risk management

The Company is exposed to credit risk arises from trade receivables, derivative transactions, guarantees, down payment for suppliers and cash investments.  Our credit risk management process provides a framework for assessing and managing counterparties' credit risk and for maintaining our risk at an acceptable level.

For the commercial credit exposure, which arises from sales to final customers, the risk management area, in accordance with the current delegation level, approves or requests the approval of credit risk limits for each counterparty.

Vale attributes an internal credit risk rating for each counterparty using its own quantitative methodology for credit risk analysis, which is based on market prices, external credit ratings and financial information of the counterparty, as well as qualitative information regarding the counterparty's strategic position and history of commercial relations.

Based on the counterparty's credit risk, risk mitigation strategies may be used to manage the Company`s credit risk. The main credit risk mitigation strategies include non-recourse sale of receivables, insurance instruments, letters of credit, corporate and bank guarantees, mortgages, among others.

f.i)	Accounts receivable

Vale has a diversified accounts receivable portfolio from a geographical standpoint, with Asia, Europe and Brazil the regions with more significant exposures. According to each region, different guarantees can be used to enhance the credit quality of the receivables. In 2019 and 2018, the expected credit loss on the Company's accounts receivable portfolio is immaterial (see note 10).

f.ii)	Financial instruments, except for accounts receivable

To manage the credit exposure arising from cash investments and derivative instruments, credit limits are approved to each counterparty with whom the Company has credit exposure. Furthermore, the Company controls the portfolio diversification and monitor different indicators of solvency and liquidity of the different counterparties that were approved for trading. The carrying amount of the financial assets that represent the exposure to credit risk is presented below:

	December 31, 2020	December 31, 2019
Cash and cash equivalents	13,487	7,350
Short-term investments	771	826
Restricted cash	38	151
Judicial deposits (note 26)	1,268	3,133
Derivative financial instruments (note 19)	200	472
Investments in equity securities	757	726
Related parties-Loans (note 29)	1,118	1,919
Total	17,639	14,577

f.iii)	Financial counterparties' ratings

The transactions of derivative instruments, cash and cash equivalents as well as short-term investments are held with financial institutions whose exposure limits are periodically reviewed and approved by the delegated authority. The financial institutions credit risk is performed through a methodology that considers, among other information, ratings provided by international rating agencies.

The table below presents the ratings published by Moody's regarding the main financial institutions that we hire derivative instruments, cash and cash equivalents transactions.

	December 31, 2020		December 31, 2019
	Cash and cash		Cash and cash
	equivalents		equivalents
	and		and
	investment	Derivatives	investment	Derivatives
Aa1	2,210	36	31	—
Aa2	363	15	1	11
Aa3	1,681	41	202	46
A1	2,812	21	1,468	—
A2	4	20	2,740	138
A3	5	36	109	105
Baa1	4	—	5	—
Baa2	1	—	47	—
Baa3	—	—	1	117
Ba1	2,986	—	—	—
Ba2	4,189	6	835	—
Ba3	—	—	2,735	—
Others	3	25	2	55
	14,258	200	8,176	472

g)	Liquidity risk management

The liquidity risk arises from the possibility that Vale might not perform its obligations on due dates, as well as face difficulties to meet its cash requirements due to market liquidity constraints.

The revolving credit facilities available today were provided by a syndicate of several global commercial banks. To mitigate liquidity risk, the Company has two revolving credit facilities, which will mature in 2022 and 2024, in the available amount of US$5,000 to assist the short term liquidity management and to enable more efficiency in cash management, being consistent with the strategic focus on cost of capital reduction. As at December 31, 2020 these lines are undrawn.

Accounting policy

The Company uses financial instruments to hedge its exposure to certain market risks arising from operational, financing and investing activities. Derivatives are included within financial assets or liabilities at fair value through profit or loss unless they are designated as effective hedging instruments (hedge accounting).

At the beginning of the hedge operations, the Company documents the type of hedge, the relation between the hedging instrument and hedged items, its risk management objective and strategy for undertaking hedge operations. The Company also documents, both at hedge inception and on an ongoing basis that the hedge is expected to continue to be highly effective. The Company has elected to adopt the new general hedge accounting model in IFRS 9 and designates certain derivatives as either:

Cash flow hedge-The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges is recognized in equity within "Unrealized fair value gain (losses)". The gain or loss relating to the ineffective portion is recognized immediately in the income statement. When a hedging instrument expires or is sold, or when a hedge no longer meets the criteria for hedge accounting, any cumulative gain or loss existing in equity at that time remains in equity and is recognized in profit or loss when the transaction is recognized in the income statement.

Net investment hedge-Hedges of net investments in foreign operations are accounted for similarly to cash flow hedges. Any gain or loss on the hedging instrument relating to the effective portion of the hedge is recognized in equity within "Cumulative translation adjustments". The gain or loss relating to the ineffective portion is recognized immediately in the income statement. Gains and losses accumulated in equity are included in the statement of income when the foreign operation is partially or fully disposed of or sold.

Derivatives at fair value through profit or loss-Certain derivative instruments do not qualify for hedge accounting. Changes in the fair value of any of these derivative instruments are recognized immediately in the income statement.

Critical accounting estimates and judgments

The fair values of financial instruments that are not traded in active markets are determined using valuation techniques. Vale uses its own judgment to choose between the various methods. Assumptions are based on the market conditions, at the end of the year. An analysis of the impact if actual results are different from management's estimates is present under "Sensitivity analysis of derivative financial instruments".